RELATED PARTY TRANSACTIONS AND BALANCES (Details) - Related Party - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Related party transactions and balances
Amounts due to related parties	$ 2,187	$ 1,627
Moatable Inc
Related party transactions and balances
Amounts due to related parties	1,278	1,427
Henan Yujie
Related party transactions and balances
Amounts due to related parties	808
Mr. Lin
Related party transactions and balances
Amounts due to related parties	71	$ 200
Others
Related party transactions and balances
Amounts due to related parties	$ 30